SHARE-BASED COMPENSATION AND OTHER PLANS (Details 6) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011 SARs	Dec. 31, 2011 SARs Y	Dec. 31, 2011 TARP RSUs Y	Mar. 31, 2010 Other RSUs	Dec. 31, 2011 Other RSUs	Dec. 31, 2010 Other RSUs	Dec. 31, 2009 Other RSUs	Dec. 20, 2011 Other RSUs
Change in SARs (based on target amounts) as well as the related expenses
Unvested at the beginning of the period (in shares)				7,960,877	7,960,877	645,546
Granted (in shares)					8,745,612	938,226	301,645	271,131
Vested (in shares)					(2,237,332)	(96,980)		(271,131)
Forfeited (in shares)					(346,095)	(72,563)
Unvested at the end of the period (in shares)					14,123,062	1,414,229
Change in cash-settled RSUs as well as the related expenses
Unvested at the beginning of the period (in shares)				7,960,877	7,960,877	645,546
Granted (in shares)					8,745,612	938,226	301,645	271,131
Vested (in shares)					(2,237,332)	(96,980)		(271,131)
Forfeited (in shares)					(346,095)	(72,563)
Unvested at the end of the period (in shares)					14,123,062	1,414,229
Compensation expense	$ (16)	$ 333	$ 209		$ (42)	$ 3		$ (2)	$ 8	$ 9
Number of restricted stock units replaced with restricted stock (in shares)											87,267
Increase in outstanding shares to neutralize effect of warrant issued in connection with recapitalization				1,548,574
Total unrecognized compensation cost (net of expected forfeitures) and the weighted-average periods over which those costs are expected to be recognized
Unrecognized Compensation Cost					$ 25	$ 21
Weighted-Average Period (in years)					1.16	1.17
Expected Period (in years)					3	3
Weighted average assumptions used to estimate the fair value
Minimum expected volatility (as a percent)					35.42%
Maximum expected volatility (as a percent)					43.81%
Weighted-average volatility (as a percent)					42.06%
Minimum risk-free interest rate (as a percent)					0.66%
Maximum risk-free interest rate (as a percent)					0.81%
Minimum expected term (in years)					1.0
Maximum expected term (in years)					3.0